Summary of accounting policies	12 Months Ended
Mar. 31, 2018
Summary of accounting policies
Summary of accounting policies

1. Summary of accounting policies:

Description of business—

Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.

In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, derivatives, and currencies on a global basis, and provides investment banking services such as the underwriting of debt and equity securities as well as mergers and acquisitions and financial advice.

Basis of presentation—

The accounting and financial reporting policies of the Nomura conform to accounting principles generally accepted in the United States (“U.S. GAAP”) as applicable to broker-dealers.

These consolidated financial statements include the financial statements of the Company and other entities in which it has a controlling financial interest. Nomura initially determines whether it has a controlling financial interest in an entity by evaluating whether the entity is a variable interest entity (“VIE”) under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810 “Consolidation” (“ASC 810”). VIEs are entities in which equity investors do not have the characteristics of a controlling financial interest or which do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. Nomura consolidates VIEs where Nomura is the primary beneficiary, which is where Nomura holds variable interests that provide power over the most significant activities of the VIE and the right to receive benefits or the obligation to absorb losses meeting a significance test, provided that Nomura is not acting as a fiduciary for other interest holders. For certain VIEs that qualify as investment companies under ASC 946 “Financial Services—Investment Companies” (“ASC 946”) or for which it is industry practice to apply guidance consistent with the measurement principles in ASC 946, Nomura is the primary beneficiary when it holds an interest that will absorb a majority of the expected losses or a majority of the expected residual returns of the entity, or both.

For entities other than VIEs, Nomura is generally determined to have a controlling financial interest in an entity when it owns a majority of the voting interests.

Equity investments in entities in which Nomura has significant influence over operating and financial decisions (generally defined as a holding of 20 to 50 percent of the voting stock of a corporate entity, or at least 3 percent of a limited partnership) are accounted for under the equity method of accounting (“equity method investments”) and reported within Other assets—Investments in and advances to affiliated companies or at fair value by electing the fair value option permitted by ASC 825 “Financial Instruments” (“ASC 825”) and reported within Trading assets, Private equity investments or Other assets—Other. Other financial investments are generally reported within Trading assets. Equity investments in which Nomura has neither control nor significant influence are carried at fair value, with changes in fair value recognized through the consolidated statements of income or the consolidated statements of comprehensive income.

Certain entities in which Nomura has a financial interest are investment companies under ASC 946. These entities carry all of their investments at fair value, with changes in fair value recognized through the consolidated statements of income.

The Company’s principal subsidiaries include Nomura Securities Co., Ltd. (“NSC”), Nomura Securities International, Inc. (“NSI”), Nomura International plc (“NIP”) and Nomura Financial Products & Services, Inc. (“NFPS”).

All material intercompany transactions and balances have been eliminated on consolidation. Certain reclassifications of previously reported amounts have been made to conform to the current year presentation.

Use of estimates—

In presenting these consolidated financial statements, management makes estimates regarding the valuation of certain financial instruments and investments, the outcome of litigation and tax examinations, the recovery of the carrying value of goodwill, the allowance for doubtful accounts, the realization of deferred tax assets and other matters that affect the reported amounts of assets and liabilities as well as the disclosures in these consolidated financial statements. Estimates, by their nature, are based on judgment and available information. Therefore, actual results may differ from estimates which could have a material impact on these consolidated financial statements, and it is possible that such adjustments could occur in the near term.

Fair value of financial instruments—

A significant amount of Nomura’s financial assets and financial liabilities are carried at fair value, with changes in fair value recognized through the consolidated statements of income or the consolidated statements of comprehensive income. Use of fair value is either specifically required under U.S. GAAP or Nomura makes an election to use fair value for certain eligible items under the fair value option.

Other financial assets and financial liabilities are carried at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances after initial recognition, such as to measure impairment.

In both cases, fair value is generally determined in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in Nomura’s principal market, or in the absence of a principal market, the most advantageous market for the relevant financial asset or financial liability. See Note 2 “Fair value measurements” for further information regarding how Nomura estimates fair value for specific types of financial instruments used in the ordinary course of business.

The fair value of financial assets and financial liabilities of consolidated VIEs which meet the definition of collateralized financing entities are both measured using the more observable fair value of the financial assets and financial liabilities.

Transfers of financial assets—

Nomura accounts for the transfer of a financial asset as a sale when Nomura relinquishes control over the asset by meeting the following conditions: (a) the asset has been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the asset received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, if, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests held and (c) the transferor has not maintained effective control over the transferred asset.

In connection with its securitization activities, Nomura utilizes special purpose entities (“SPEs”) to securitize commercial and residential mortgage loans, government and corporate securities and other types of financial assets. Nomura’s involvement with SPEs includes structuring and underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura derecognizes financial assets transferred in securitizations provided that Nomura has relinquished control over such assets and does not consolidate the SPE. Nomura may obtain or retain an interest in the financial assets, including residual interests in the SPEs dependent upon prevailing market conditions. Any such interests are accounted for at fair value and reported within Trading assets in the consolidated balance sheets with the change in fair value reported within Revenue—Net gain on trading in the consolidated statements of income.

Foreign currency translation—

The financial statements of the Company’s subsidiaries are measured using their functional currency which is the currency of the primary economic environment in which the entity operates. All assets and liabilities of subsidiaries which have a functional currency other than Japanese Yen are translated into Japanese Yen at exchange rates in effect at the balance sheet date, and all revenue and expenses are translated at the average exchange rates for the respective years and the resulting translation adjustments are accumulated and reported within Accumulated other comprehensive income (loss) in NHI shareholders’ equity.

Foreign currency assets and liabilities are translated at exchange rates in effect at the balance sheet date and the resulting translation gains or losses are credited or charged to the consolidated statements of income.

Revenue from services provided to clients—

Nomura earns revenue through fees and commissions from providing financial services to clients across all three business divisions. These services primarily include trade execution and clearing services, financial advisory services, asset management services, underwriting services, syndication services and distribution services.

Revenues are recognized when the fees and commissions have been earned and are realizable which is either at a specific point in time when Nomura has satisfied its obligations to provide the service to the client or over a period of time where Nomura satisfies its obligation to provide services over time. Fees and commissions may be fixed amounts or variable amounts where the amount to be received is uncertain. Such uncertainty may arise because the amount Nomura is entitled to is based on a variable amount, is dependent upon a contingent event occurring or not occurring, or because it may be reduced by amounts to be repaid to the client. Variable fees and commissions are only recognized when the underlying uncertainty is resolved.

Revenue—Commissions includes amounts charged for executing brokerage transactions accrued on a trade date basis and are included in current period earnings. Revenue—Fees from investment banking includes underwriting fees, syndication fees and other financial advisory fees. Underwriting and syndication fees are recorded when the underlying underwriting or syndication transactions are completed. Financial advisory fees are recognized when the related services are performed or upon completion of the underlying transaction. Revenue—Asset management and portfolio service fees are accrued over the period that the related services are provided or when specified performance requirements are met.

Trading assets and trading liabilities—

Trading assets and Trading liabilities primarily comprise debt securities, equity securities and derivatives which are recognized on the consolidated balance sheets on a trade date basis and loans which are recognized on the consolidated balance sheets on a settlement date basis. Trading assets and liabilities are carried at fair value and changes in fair value are generally reported within Revenue—Net gain on trading in the consolidated statements of income.

Certain trading liabilities are held to economically hedge the price risk of investments in equity securities held for operating purposes. Changes in fair value of these trading liabilities are reported within Revenue—Gain (loss) on investments in equity securities in the consolidated statements of income.

Collateralized agreements and collateralized financing—

Collateralized agreements consist of reverse repurchase agreements disclosed as Securities purchased under agreements to resell and securities borrowing transactions disclosed as Securities borrowed. Collateralized financing consists of repurchase agreements disclosed as Securities sold under agreements to repurchase, securities lending transactions disclosed as Securities loaned and certain other secured borrowings.

Reverse repurchase and repurchase agreements principally involve the buying or selling of securities under agreements with clients to resell or repurchase these securities to or from those clients, respectively. These transactions are generally accounted for as collateralized agreements or collateralized financing transactions and are recognized in the consolidated balance sheets at the amount for which the securities were originally acquired or sold. Certain reverse repurchase and repurchase agreements are carried at fair value through election of the fair value option. No allowance for credit losses is generally recognized against reverse repurchase agreements due to the strict collateralization requirements.

Repurchase agreements where the maturity of the security transferred as collateral matches the maturity of the repurchase agreement (“repurchase-to-maturity transactions”) are accounted for as secured borrowing transactions under ASC 860.

Nomura also enters into Gensaki Repo transactions which are the standard type of repurchase agreement used in Japanese financial markets. Gensaki Repo transactions contain margin requirements, rights of security substitution, and certain restrictions on the client’s right to sell or repledge the transferred securities. Gensaki Repo transactions are accounted for as collateralized agreements or collateralized financing transactions and are recognized on the consolidated balance sheets at the amount that the securities were originally acquired or sold.

Reverse repurchase agreements and repurchase agreements accounted for as collateralized agreements and collateralized financing transactions, respectively, entered into with the same counterparty and documented under a master netting agreement are offset in the consolidated balance sheets where the specific criteria defined by ASC 210-20 “Balance Sheet—Offsetting” (“ASC 210-20”) are met. These criteria include requirements around the maturity of the transactions, the underlying systems on which the collateral is settled, associated banking arrangements and the legal enforceability of close-out and offsetting rights under the master netting agreement.

Securities borrowing and lending transactions are generally accounted for as collateralized agreements and collateralized financing transactions, respectively. These transactions are generally cash collateralized and are recognized on the consolidated balance sheets at the amount of cash collateral advanced or received. No allowance for credit losses is generally recognized against securities borrowing transactions due to the strict collateralization requirements.

Securities borrowing and lending transactions accounted for as collateralized agreements and collateralized financing transactions, respectively, entered into with the same counterparty and documented under a master netting agreement are also offset in the consolidated balance sheets where the specific criteria defined by ASC 210-20 are met.

Other secured borrowings consist primarily of secured borrowings from financial institutions and central banks in the inter-bank money market, and are carried at contractual amounts due.

Trading balances of secured borrowings consist of liabilities related to transfers of financial assets that are accounted for as secured financing transactions rather than sales under ASC 860 and are reported in the consolidated balance sheets within Long-term borrowings. The fair value option is generally elected for these transactions, which are carried at fair value on a recurring basis. See Note 6 “Securitizations and Variable Interest Entities” and Note 10 “Borrowings” for further information regarding these transactions.

All Nomura-owned securities pledged to counterparties where the counterparty has the right to sell or repledge the securities, including collateral transferred under Gensaki Repo transactions, are reported parenthetically within Trading assets as Securities pledged as collateral in the consolidated balance sheets.

See Note 4 “Collateralized transactions” for further information.

Derivatives—

Nomura uses a variety of derivative financial instruments, including futures, forwards, swaps and options, for both trading and non-trading purposes. All freestanding derivatives are carried at fair value in the consolidated balance sheets and reported within Trading assets or Trading liabilities depending on whether fair value at the balance sheet date is positive or negative, respectively. Certain derivatives embedded in hybrid financial instruments such as structured notes and certificates of deposit are bifurcated from the host contract and are also carried at fair value in the consolidated balance sheets and reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.

Changes in fair value are recognized either through the consolidated statements of income or the consolidated statements of comprehensive income depending on the purpose for which the derivatives are used.

Derivative assets and liabilities with the same counterparty documented under a master netting agreement are offset in the consolidated balance sheets where the specific criteria defined by ASC 210-20 and ASC 815 “Derivatives and Hedging” (“ASC 815”) are met. These criteria include requirements around the legal enforceability of such close-out and offset rights under the master netting agreement. In addition, fair value amounts recognized for the right to reclaim cash collateral (a receivable) and the obligation to return cash collateral (a payable) are also offset against net derivative liabilities and net derivative assets, respectively, where certain additional criteria are met.

Exchange traded and centrally cleared OTC derivatives typically involve daily variation margin payments and receipts which reflect changes in the fair value of the related derivative. Such variation margin amounts are accounted for as either a partial settlement of the derivative or as a separate cash collateral receivable or payable depending on the legal form of the arrangement.

Trading

Derivative financial instruments used for trading purposes, including bifurcated embedded derivatives, are carried at fair value with changes in fair value reported in the consolidated statements of income within Revenue—Net gain on trading.

Non-trading

In addition to its trading activities, Nomura uses derivative financial instruments for other than trading purposes such as to manage risk exposures arising from recognized assets and liabilities, forecasted transactions and firm commitments. Certain derivatives used for non-trading purposes are formally designated as fair value and net investment hedges under ASC 815.

Nomura designates certain derivative financial instruments as fair value hedges of interest rate risk and foreign exchange risk arising from specific financial liabilities and foreign currency denominated non-trading debt securities, respectively. These derivatives are effective in reducing the risk associated with the exposure being hedged and they are highly correlated with changes in the fair value of the underlying hedged item, both at inception and throughout the life of the hedge contract. Changes in fair value of the hedging derivatives are reported together with those of the hedged financial liabilities through the consolidated statements of income within Interest expense and Revenue—Other, respectively.

Derivative financial instruments designated as hedges of the net investment in foreign operations are linked to specific subsidiaries with non-Japanese Yen functional currencies. When determining the effectiveness of net investment hedges, the effective portion of the change in fair value of the hedging derivative is determined by changes in spot exchange rates and is reported through NHI shareholders’ equity within Accumulated other comprehensive income (loss). The change in fair value of the hedging derivatives attributable to changes in the difference between the forward rate and spot rate is excluded from the measure of hedge effectiveness and is reported in the consolidated statements of income within Revenue—Other.

See Note 3 “Derivative instruments and hedging activities” for further information.

Loans receivable—

Loans receivable are loans which management intends to hold for the foreseeable future. Loans receivable are either carried at fair value or at amortized cost. Interest earned on loans receivable is generally reported in the consolidated statements of income within Revenue—Interest and dividends.

Loans receivable carried at fair value

Certain loans which are risk managed on a fair value basis are carried at fair value through election of the fair value option. Nomura makes this election to mitigate volatility in the consolidated statements of income caused by the difference in measurement basis that would otherwise exist between the loans and the derivatives used to risk manage those loans. Changes in the fair value of loans receivable carried at fair value are reported in the consolidated statements of income within Revenue—Net gain on trading.

Loans receivable carried at amortized cost

Loans receivable which are not carried at fair value are carried at amortized cost. Amortized cost represents cost adjusted for deferred fees and direct costs, unamortized premiums or discounts on purchased loans and after deducting any applicable allowance for credit losses.

Loan origination fees, net of direct origination costs, are amortized to Revenue—Interest and dividends as an adjustment to yield over the life of the loan. Net unamortized deferred fees and costs were immaterial as of March 31, 2017 and March 31, 2018.

See Note 7 “Financing receivables” for further information.

Other receivables—

Receivables from customers include amounts receivable on client securities transactions, amounts receivable from customers for securities failed to deliver and receivables for commissions. Receivables from other than customers include amounts receivable from brokers and dealers for securities failed to deliver, margin deposits, cash collateral receivables for derivative transactions, and net receivables arising from unsettled securities transactions. Certain changes in scope of Receivables from customers, Receivables from other than customers and Other assets—Others have been made by revisiting the definition of customers. We have reclassified previously reported amounts of Receivables from other than customers to Receivables from customers by ¥159,708 million and from Other assets—Other to Receivables from other than customers by ¥88,701 million respectively to conform to the current presentation. The net receivable arising from unsettled securities transactions reported within Receivables from other than customers was ¥82,672 million and ¥419,161 million as of March 31, 2017 and March 31, 2018, respectively.

These amounts are carried at contractual amounts due less any applicable allowance for credit losses which reflects management’s best estimate of probable losses incurred within these receivables which have been specifically identified as impaired. The allowance for credit losses is reported in the consolidated balance sheets within Allowance for doubtful accounts.

Loan commitments—

Unfunded loan commitments written by Nomura are accounted for as either off-balance sheet instruments, or are carried at fair value on a recurring basis either as trading instruments or through election of the fair value option.

These loan commitments are generally accounted for in a manner consistent with the accounting for the loan receivable upon funding. Where the loan receivable will be classified as a trading asset or will be elected for the fair value option, the loan commitment is also generally held at fair value, with changes in fair value reported in the consolidated statements of income within Revenue—Net gain on trading. Loan commitment fees are recognized as part of the fair value of the commitment.

For loan commitments where the loan will be held for the foreseeable future, Nomura recognizes an allowance for credit losses which is reported within Other liabilities—other in the consolidated balance sheets which reflects management’s best estimate of probable losses incurred within the loan commitments which have been specifically identified as impaired. Loan commitment fees are generally deferred and recognized over the term of the loan when funded as an adjustment to yield. If drawdown of the loan commitment is considered remote, loan commitment fees are recognized over the commitment period as service revenue.

Payables and deposits—

Payables to customers include amounts payable on client securities transactions and are generally measured at contractual amounts due.

Payables to other than customers include payables to brokers and dealers for securities failed to receive, cash collateral payable for derivative transactions, certain collateralized agreements and financing transactions and net payables arising from unsettled securities transactions. Amounts are measured at contractual amounts due. Certain changes in scope of Payables to customers and Payables to other than customers have been made by revisiting the definition of customers. We have reclassified previously reported amounts of Payables to other than customers to Payables to customers by ¥60,250 million to conform to the current presentation.

Deposits received at banks represent amounts held on deposit within Nomura’s banking subsidiaries and are measured at contractual amounts due.

Office buildings, land, equipment and facilities—

Office buildings, land, equipment and facilities, held for use by Nomura are stated at cost, net of accumulated depreciation and amortization, except for land, which is stated at cost. Significant renewals and additions are capitalized at cost. Maintenance, repairs and minor renewals are expensed as incurred in the consolidated statements of income.

The following table presents a breakdown of Office buildings, land, equipment and facilities as of March 31, 2017 and 2018.

	Millions of yen
	March 31
	2017	2018
Land	¥78,365	¥67,103
Office buildings	94,626	98,966
Equipment and facilities	39,062	45,164
Software	137,537	127,678
Construction in progress	106	73

Total	¥349,696	¥338,984

Depreciation and amortization charges of assets which are owned by Nomura are generally computed using the straight-line method and recognized over the estimated useful lives of each asset. Depreciation charges of assets which are leased by Nomura under agreements which are classified as capital leases under ASC 840 “Leases” (“ASC 840”) are generally recognized over the term of the lease. The estimated useful life of an asset takes into consideration technological change, normal deterioration and actual physical usage by Nomura. Leasehold improvements are depreciated over the shorter of their useful life or the term of the lease.

The estimated useful lives for significant asset classes are as follows:

Office buildings	5 to 50 years
Equipment and facilities	2 to 20 years
Software	Up to 5 years

Depreciation and amortization charges of both owned and capital lease assets are reported within Non-interest expenses—Information processing and communications in the amount of ¥61,906 million, ¥56,186 million, ¥58,300 million, and in Non-interest expenses—Occupancy and related depreciation in the amount of ¥17,488 million, and ¥14,742 million, and ¥13,279 million for the years ended March 31, 2016, 2017 and 2018, respectively.

Leases that involve real estate are classified as either operating or capital leases in accordance with ASC 840. Rent expense relating to operating leases is recognized over the lease term on a straight-line basis. If the lease is classified as a capital lease, Nomura recognizes the real estate as an asset on the consolidated balance sheets together with a lease obligation. The real estate is initially recognized at the lower of its fair value or present value of minimum lease payments, and subsequently depreciated over its useful life on a straight-line basis. Where Nomura has certain involvement in the construction of real estate subject to a lease, Nomura is deemed the owner of the construction project and recognizes the real estate on the consolidated balance sheets until construction is completed. At the end of the construction period the real estate is either derecognized or continues to be recognized on the consolidated balance sheets in accordance with ASC 840, depending on the extent of Nomura’s continued involvement with the real estate.

Long-lived assets, excluding goodwill and indefinite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the estimated future undiscounted cash flows generated by the asset is less than the carrying amount of the asset, a loss is recognized to the extent that the carrying value exceeds its fair value.

Investments in equity securities—

Nomura holds minority stakes in the equity securities of unaffiliated Japanese financial institutions and corporations in order to promote existing and potential business relationships. These companies often have similar investments in Nomura. Such cross-holdings are a customary business practice in Japan and provide a way for companies to manage shareholder relationships.

These investments, which Nomura refers to as being held for operating purposes, are carried at fair value and reported within Other assets—Investments in equity securities in the consolidated balance sheets, with changes in fair value reported within Revenue—Gain (loss) on investments in equity securities in the consolidated statements of income. These investments comprise listed and unlisted equity securities in the amounts of ¥107,800 million and ¥38,930 million, respectively, as of March 31, 2017 and ¥111,297 million and ¥39,463 million, respectively, as of March 31,2018.

Other non-trading debt and equity securities—

Certain non-trading subsidiaries within Nomura hold debt securities and minority stakes in equity securities for non-trading purposes. Non-trading securities held by non-trading subsidiaries are carried at fair value and reported within Other assets—Non-trading debt securities and Other assets—Other in the consolidated balance sheets with changes in fair value reported within Revenue—Other in the consolidated statements of income. Non-trading securities held by the insurance subsidiary are also carried at fair value within Other assets—Non-trading debt securities and Other assets—Other in the consolidated balance sheets with unrealized changes in fair value generally reported net-of-tax within Other comprehensive income (loss) in the consolidated statements of comprehensive income. Changes in fair value of non-trading debt securities designated as foreign currency fair value hedges attributable to the risk being hedged are reported within Revenue—Other in the consolidated statements of income with other unrealized changes in fair value reported net-of-tax within Other comprehensive income (loss). Realized gains and losses on non-trading securities are reported within Revenue—Other in the consolidated statements of income.

Where the fair value of non-trading securities held by Nomura’s insurance subsidiary has declined below amortized cost, the securities are assessed to determine whether the decline in fair value is other-than-temporary in nature. Nomura considers quantitative and qualitative factors including the length of time and extent to which fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer and Nomura’s intent and ability to hold the securities for a period of time sufficient to allow for any anticipated recovery in fair value. If an other-than-temporary impairment loss exists, for equity securities, the security is written down to fair value, with the entire difference between fair value and amortized cost reported within Revenue—Other in the consolidated statements of income. For debt securities, an other-than-temporary impairment loss is also reported within Revenue—Other in the consolidated statements of income if Nomura intends to sell the debt security or it is more likely than not that Nomura will be required to sell the debt security before recovery of amortized cost. If Nomura does not intend to sell the debt security and it is not more likely than not that Nomura will be required to sell the debt security, only the credit loss component of an other-than-temporary impairment loss is reported in the consolidated statements of income and any non-credit loss component reported within Other comprehensive income (loss) in the consolidated statements of comprehensive income.

See Note 5 “Non-trading securities” for further information.

Short-term and long-term borrowings—

Short-term borrowings are defined as borrowings which are due on demand, which have a contractual maturity of one year or less at issuance date, or which have a longer contractual maturity but which contain features outside of Nomura’s control that allows the investor to demand redemption within one year from original issuance date. Short-term and long-term borrowings primarily consist of commercial paper, bank borrowings, and certain structured notes issued by Nomura and SPEs consolidated by Nomura, and financial liabilities recognized in transfers of financial assets which are accounted for as financings rather than sales under ASC 860 (“secured financing transactions”). Of these financial liabilities, certain structured notes and secured financing transactions are accounted for at fair value on a recurring basis through election of the fair value option. Other short and long-term borrowings are carried at amortized cost.

Structured notes are debt securities which contain embedded features (often meeting the accounting definition of a derivative) that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variable(s) such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or more complex interest rate calculation.

All structured notes issued by Nomura on or after April 1, 2008 are carried at fair value on a recurring basis through election of the fair value option. This blanket election for structured notes is made primarily to mitigate the volatility in the consolidated statements of income caused by differences in the measurement basis for structured notes and the derivatives used to risk manage those positions and to generally simplify the accounting Nomura applies to these financial instruments.

Certain structured notes issued prior to April 1, 2008 were already measured at fair value but others continue to be accounted for by Nomura by bifurcating the embedded derivative from the associated debt host contract. The embedded derivative is accounted for at fair value and the debt host contract is accounted for at amortized cost.

Changes in the fair value of structured notes elected for the fair value option and bifurcated embedded derivatives are reported within Revenue—Net gain on trading in the consolidated statements of income.

See Note 10 “Borrowings” for further information.

Income taxes—

Deferred tax assets and liabilities are recognized to reflect the expected future tax consequences of operating loss carryforwards, tax credit carryforwards and temporary differences between the carrying amounts for financial reporting purposes and the tax bases of assets and liabilities based upon enacted tax laws and tax rates. Nomura recognizes deferred tax assets to the extent it believes that it is more likely than not that a benefit will be realized. A valuation allowance is established against deferred tax assets for tax benefits available to Nomura that are not deemed more likely than not to be realized.

Deferred tax assets and deferred tax liabilities that relate to the same tax-paying component within a particular tax jurisdiction are offset in the consolidated balance sheets. Net deferred tax assets and net deferred tax liabilities are reported within Other assets—Other and Other liabilities in the consolidated balance sheets.

Nomura recognizes and measures unrecognized tax benefits based on Nomura’s estimate of the likelihood, based on technical merits, that tax positions will be sustained upon examination based on the facts and circumstances and information available at the end of each period. Nomura adjusts the level of unrecognized tax benefits when there is more information available, or when an event occurs requiring a change. The reassessment of unrecognized tax benefits could have a material impact on Nomura’s effective tax rate in the period in which it occurs.

Nomura recognizes income tax-related interest and penalties within Income tax expense in the consolidated statements of income.

See Note 15 “Income taxes” for further information.

Stock-based and other compensation awards—

Stock-based awards issued by Nomura to senior management and other employees are classified as either equity or liability awards depending on the terms of the award.

Stock-based awards such as Stock Acquisition Rights (“SARs”) which are expected to be settled by the delivery of the Company’s common stock are classified as equity awards. For these awards, total compensation cost is generally fixed at the grant date and measured using the grant-date fair value of the award, net of any amount the employee is obligated to pay and estimated forfeitures.

Stock-based awards such as Notional Stock Units (“NSUs”) and Collared Notional Stock Units (“CSUs”) which are expected to be settled in cash are classified as liability awards. Other awards such as Notional Index Units (“NIUs”) which are linked to a world stock index quoted by Morgan Stanley Capital International and which are expected to be cash settled are also effectively classified as liability awards. Liability awards are remeasured to fair value at each balance sheet date, net of estimated forfeitures with the final measurement of cumulative compensation cost equal to the settlement amount.

For both equity and liability awards, fair value is determined either by using option pricing models, the market price of the Company’s common stock or the price of the third party index, as appropriate. Compensation cost is recognized in the consolidated statements of income over the requisite service period, which generally is equal to the contractual vesting period. Where an award has graded vesting, compensation expense is recognized using the accelerated recognition method.

Certain deferred compensation awards granted since May 2013 include “Full Career Retirement” (“FCR”) provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination or by claiming FCR during a pre-defined election window if certain criteria based on corporate title and length of service within Nomura are met. The requisite service period for these awards ends on the earlier of the contractual vesting date and the date that the recipients become eligible for or claim FCR.

See Note 13 “Deferred compensation awards” for further information.

Earnings per share—

The computation of basic earnings per share is based on the weighted average number of shares outstanding during the year. Diluted earnings per share reflects the assumed conversion of all dilutive securities based on the most advantageous conversion rate or exercise price available to the investors, and assuming conversion of convertible debt under the if-converted method.

See Note 11 “Earnings per share” for further information.

Cash and cash equivalents—

Nomura defines cash and cash equivalents as cash on hand and demand deposits with banks.

Goodwill and intangible assets—

Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment at a reporting unit level during the fourth quarter of each fiscal year, or more frequently during earlier interim periods if events or circumstances indicate there may be impairment. Nomura’s reporting units are at the same level as or one level below its business segments.

Nomura tests goodwill of each separate reporting unit by initially qualitatively assessing whether events and circumstances indicate that it is more likely than not (i.e. greater than 50%) that a reporting unit’s fair value is less than its carrying amount. If such assessment indicates fair value is not less than the carrying value, the reporting unit is deemed not to be impaired and no further analysis is required. If it is more likely than not that the fair value of the reporting unit is below its carrying value, a quantitative two-step impairment test is then performed.

In the first step, the current estimated fair value of the reporting unit is compared with its carrying value, including goodwill. If the fair value is less than the carrying value, then a second step is performed. In the second step, the implied current fair value of the reporting unit’s goodwill is determined by comparing the fair value of the reporting unit to the fair value of the net assets of the reporting unit, as if the reporting unit were being acquired in a business combination. An impairment loss is recognized if the carrying value of goodwill exceeds its implied current fair value.

Intangible assets not subject to amortization (“indefinite-lived intangible assets”) are tested for impairment on an individual asset basis during the fourth quarter of each fiscal year, or more frequently during earlier interim periods if events or circumstances indicate there may be impairment. Similar to goodwill, Nomura tests an indefinite-lived intangible asset by initially qualitatively assessing whether events or circumstances indicate that it is more likely than not that the fair value of the intangible asset is less than its carrying amount. If such assessment indicates fair value is not less than the carrying value, the intangible asset is deemed not to be impaired and no further analysis is required. If it is more likely than not that the fair value of the intangible asset is below its carrying value, the current estimated fair value of the intangible asset is compared with its carrying value. An impairment loss is recognized if the carrying value of the intangible asset exceeds its estimated fair value.

Intangible assets with finite lives (“finite-lived intangible assets”) are amortized over their estimated useful lives and tested for impairment either individually or with other assets (“asset group”) when events and circumstances indicate that the carrying value of the intangible asset (or asset group) may not be recoverable.

A finite-lived intangible asset is impaired when its carrying amount or the carrying amount of the asset group exceeds its fair value. An impairment loss is recognized only if the carrying amount of the intangible asset (or asset group) is not recoverable and exceeds its fair value.

For both goodwill and intangible assets, to the extent an impairment loss is recognized, the loss establishes a new cost basis for the asset which cannot be subsequently reversed.

See Note 9 “Other assets—Other / Other liabilities” for further information.

Nomura’s equity method investments are tested in their entirety for other-than-temporary impairment when there is an indication of impairment. The underlying assets associated with the equity method investments, including goodwill, are not tested separately for impairment.

Restructuring costs—

Costs associated with an exit activity are recognized at fair value in the period in which the liability is incurred. Such costs include one-time termination benefits provided to employees, costs to terminate certain contracts and costs to relocate employees. Termination benefits provided to employees as part of ongoing benefit arrangements are recognized as liabilities at the earlier of the date an appropriately detailed restructuring plan is approved by regional executive management or the terms of the involuntary terminations are communicated to employees potentially affected. Contractual termination benefits included in an employee’s contract of employment that is triggered by the occurrence of a specific event are recognized during the period in which it is probable that Nomura has incurred a liability and the amount of the liability can be reasonably estimated. A one-time termination benefit is established by a plan of termination that applies to a specified termination event and is recognized when an appropriately detailed restructuring plan is approved by regional executive management and the terms of the involuntary terminations are communicated to those employees potentially affected by the restructuring.

See Note 14 “Restructuring initiatives” for further information.

Employee benefit plans—

Nomura provides certain eligible employees with various benefit plans, including pensions and other post-retirement benefits. These benefit plans are classified as either defined benefit plans or defined contribution plans.

Plan assets and benefit obligations, as well as the net periodic benefit cost of a defined benefit pension or post-retirement benefit plan, are recognized based on various actuarial assumptions such as discount rates, expected return on plan assets and future compensation levels at the balance sheet date. Actuarial gains and losses in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets and unrecognized prior service costs or credits are amortized to net periodic benefit cost on a straight-line basis over the average remaining service life of active employees expected to receive benefits. The overfunded or underfunded status of a plan is reported within Other assets—Other or Other liabilities in the consolidated balance sheets, and changes in funded status are reflected in net periodic benefit cost and Other comprehensive income (loss) on a net-of-tax basis in the consolidated statements of comprehensive income.

The net periodic pension and other benefit cost of defined contribution plans is recognized within Compensation and benefits in the consolidated statements of income when the employee renders service to Nomura, which generally coincides with when contributions to the plan are made.

See Note 12 “Employee benefit plans” for further information.

New accounting pronouncements adopted during the current year—

The following table presents a summary of new accounting pronouncements relevant to Nomura which have been adopted during the year ended March 31, 2018:

Pronouncement	Summary of new guidance	Actual adoption date and method of adoption	Effect on these consolidated statements
ASU 2016-05, “Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships”	• Clarifies how a change in counterparty of a derivative designated as hedging instrument in an existing hedging relationship affects the hedging relationship under ASC 815.	Prospective adoption from April 1, 2017.	No material impact.

ASU 2016-07, “Simplifying the Transition Method of Equity Method of Accounting”

•  Simplifies investor’s accounting for equity method investments as a result of an increase in ownership level or degree of influence over the investee from prior period.

•  Requires prospective application of equity method accounting from the date when an equity investment qualifies for equity method of accounting.

		Prospective adoption from April 1, 2017.	No material impact.

ASU 2016-09 “Improvements to Employee Share-Based Payment Accounting”

•  Allows an accounting policy election to be made to either account for forfeitures when they occur or to include estimated forfeitures in compensation expense recognized during a reporting period.

•  Requires all associated excess tax benefits to be recognized as an income tax benefit through earnings rather than as additional paid-in capital with excess tax deficiencies recognized as income tax expense rather than as an offset of excess tax benefits, if any.

•  Requires recognition of excess tax benefits regardless of whether the benefit reduces taxes payable in the current reporting period.

		Prospective adoption from April 1, 2017.	No material impact.

ASU 2016-17 “Interests Held through Related Parties That Are under Common Control”

•  Changes how a single decision-maker of a VIE should consider indirect variable interests in a VIE held through related parties that are under common control when determining if the single decision-maker is the primary beneficiary and should consolidate the VIE.

		Full retrospective adoption from April 1, 2017.	No material impact.

•  Amends existing guidance to align treatment of such variable interests with those held by related parties not under common control by considering variable interests of the single-decision maker on a proportionate basis.

ASU 2017-09, “Scope of Modification Accounting”

•  Amends ASC 718 “Compensation—Stock Compensation” to clarify when modification accounting should be applied to a share-based payment award when the terms and/or conditions of an award are changed.

•  Removes guidance which states that modification accounting is not required when an antidilution provision is added to a share-based payment award provided that this change is not made in anticipation of an equity restructuring.

		Nomura early adopted from April 1, 2017.	No material impact.

SEC Staff Accounting Bulletin No. 118 “Income Tax Accounting Implications of the Tax Cuts and Jobs Act”(1)

•  Provides guidance on application of ASC 740 to the Tax Cuts and Jobs Act (“Act”) enacted on December 22, 2017.

•  Permits a registrant to provisionally report reasonable estimates of the various impacts of the Act on current and deferred taxes at December 31, 2017 and subsequent reporting dates through a measurement period ending on or before December 22, 2018.

•  Prohibits recognition of adjustments to current and deferred taxes if not based on reasonable estimates.

•  Requires adjustments made to provisional amounts through the measurement period are recognised in the reporting period in which such amounts are finalized.

•  Requires quantitative and qualitative footnote disclosures around the nature, impact and status of analysis of the impacts of the Act on current and deferred taxes.

		Immediately effective on issuance on December 22, 2017.	Nomura recognized a reduction in deferred tax liabilities and income tax expense of ¥2,776 million for the year ended March 31, 2018.(2)

Future accounting developments—

The following table presents a summary of new authoritative accounting pronouncements relevant to Nomura which will be adopted on or after April 1, 2018 and which may have a material impact on these financial statements:

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated statements
ASU 2014-09, “Revenue from Contracts with Customers”(3)

•  Replaces existing revenue recognition guidance in ASC 605 “Revenue Recognition” and certain industry-specific revenue recognition guidance with a new prescriptive model for recognition of revenue for services provided to customers.

•  Introduces specific guidance for the treatment of variable consideration, non-cash consideration, significant financing arrangements and amounts payable to the customer.

•  Revises existing guidance for principal-versus-agency determination.

•  Requires revenue recognition and measurement principles to be applied to sales of nonfinancial and in substance nonfinancial assets to noncustomers.

•  Specifies the accounting for costs to obtain or fulfill a customer contract.

•  Requires extensive new footnote disclosures around nature and type of revenue from services provided to customers.

Modified retrospective adoption from April 1, 2018.(4)

¥1,564 million adjustment to Retained earnings, ¥517 million adjustment to Payables to other than customers,

¥1,750 million adjustment to Other long-term assets, and ¥703 million to Deferred tax assets due to recognition timing change on revenues from sales of certain investment funds upon adoption on April 1, 2018.(5)

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated statements
ASU 2016-02, “Leases”(6)

•  Replaces ASC 840 “Leases”, the current guidance on lease accounting, and revised the definition of a lease.

•  Requires all lessees to recognize a right of use asset and corresponding lease liability on balance sheet.

•  Lessor accounting is largely unchanged from current guidance.

•  Simplifies the accounting for sale leaseback and “build-to-suit” leases.

•  Requires extensive new qualitative and quantitative footnote disclosures on lease arrangements.

		Modified retrospective adoption from April 1, 2019.(7)	Currently evaluating the potential impact however a gross up of Nomura’s balance sheet is expected.

ASU 2016-13, “Measurement of Credit Losses on Financial Instruments”

•  Introduces a new model for recognition and measurement of credit losses against certain financial instruments such as loans, debt securities and receivables which are not carried at fair value with changes in fair value recognized through earnings. The model also applies to off balance sheet credit exposures such as written loan commitments, standby letters of credit and issued financial guarantees not accounted for as insurance, which are not carried at fair value through earnings.

•  The new model based on lifetime current expected credit losses (CECL) measurement, to be recognized at the time an in-scope instrument is originated, acquired or issued.

•  Replaces existing incurred credit losses model under current GAAP.

•  Requires enhanced qualitative and quantitative disclosures around credit risk, the methodology used to estimate and monitor expected credit losses and changes in estimates of expected credit losses.

		Modified retrospective adoption from April 1, 2020.(7)	Currently evaluating the potential impact but increased or decreased allowances for credit losses will be recognized against financial instruments in scope of the new model which will impact earnings.
ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments” and ASU 2016-18, “Restricted Cash”

•  Amends the classification of certain cash receipts and cash payments in the statement of cash flows.

•  Requires movements in restricted cash and restricted cash equivalents to be presented as part of cash and cash equivalents in the statement of cash flows.

•  Requires new disclosures on the nature and amount of restricted cash and restricted cash equivalents.

		Full retrospective adoption from April 1, 2018.	Currently evaluating the potential impact.

ASU 2017-07, “Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost”

•  Clarifies the service cost component of net periodic pension cost to be reported in the same income statement line item as compensation costs arising from other services.

•  Clarifies only the service cost component is eligible for capitalization as an asset when applicable.

		Full retrospective adoption from April 1, 2018.	Certain reclassification between Compensation and benefits and Other expenses after adoption.

(1)	ASC 740 subsequently amended by ASU 2018-05 “Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118” to confirm with SAB 118.
(2)	The adjustments to deferred tax liabilities primarily arise because of the reduction in the corporate income tax rate applicable to Nomura group entities in the U.S. effective from January 1, 2018. Nomura continues to evaluate and assess the impact of the Act on these entities and may recognize further adjustments to deferred tax assets and liabilities, and therefore to income tax expense (benefit), during the quarter ending June 30, 2018 and subsequent reporting periods depending on, among other things, finalization of calculations for all impacted entities, changes in certain assumptions and interpretations made by Nomura, certain actions to be taken by Nomura in the future and whether additional guidance is released by the U.S. taxing authorities and other bodies.
(3)	As subsequently amended by ASU 2015-14 “Revenue from Contracts with Customers—Deferral of the Effective Date”, ASU 2016-08 “Revenue from Contracts with Customers—Principal versus Agent Considerations”, ASU 2016-10 “Revenue from Contracts with Customers—Identifying Performance Obligations and Licensing” and certain other Accounting Standard Updates.
(4)	Nomura will adopt ASU 2014-09 and related guidance on April 1, 2018 through modified retrospective adoption.
(5)	Based on the current status of Nomura’s evaluation of ASU 2014-09 and related guidance, Nomura currently expects the new guidance to have the following impacts on these consolidated financial statements:

•	A delay in the timing of when certain financial advisory fees are recognized as revenue but earlier recognition of certain asset management distribution fees;

•	A change in the timing of when certain costs to obtain and fulfill a contract in scope of the ASU are expensed, because of new guidance requiring such costs to be capitalized;

•	A change in the presentation of certain trade execution revenues and associated costs from a gross to a net basis in the consolidated statement of income as a result of revised principal-versus-agency guidance;

•	A change in the presentation of certain investment banking revenues and associated costs from a net to a gross basis in the consolidated statement of income as a result of revised principal-versus-agency guidance; and

•	A significant increase in qualitative disclosures included within the footnotes to the financial statements which will discuss the accounting policies applied by Nomura in recognition of revenue from services and the treatment of associated costs.

(6)	As subsequently amended by ASU 2018-01 “Land Easement Practical Expedient for Transition to Topic 842” and certain other Accounting Standard Updates.
(7)	Unless Nomura early adopts which is considered unlikely as of the date of these consolidated financial statements.